UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment:    ; Amendment Number:
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


Crystal Smolinski             San Francisco, CA        February 1, 2008


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      50

Form 13F Information Table Value Total:      179,752 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER          TITLE CUSIP       VALUE   SHARES      SH  PUT/C  INV.  OTHE   VOTING AUTH
                        OF                X1000               /P  ALL    DISC  R
                        CLASS                                 RN         .     MGR
                                                                                     SOLE

Alliancebernstein Hldg  comm  011881G106  370     4915.00     SH  N/A    Sole  N/A   4,915.00
American Tower Corp     comm  29912201    10218   239865.00   SH  N/A    Sole  N/A   239,865.00
Amgen Incorporated      comm  31162100    4644    100000.00   SH  N/A    Sole  N/A   100,000.00
Apache                  comm  37411105    277     2576.00     SH  N/A    Sole  N/A   2,576.00
Arch Capital            comm  G0450A105   15235   216557.00   SH  N/A    Sole  N/A   216,557.00
Bank of America         comm  60505104    358     8678.00     SH  N/A    Sole  N/A   8,678.00
Berkshire Hathaway B    comm  84670207    7507    1585.00     SH  N/A    Sole  N/A   1,585.00
Boardwalk Pipeline      comm  96627104    877     28200.00    SH  N/A    Sole  N/A   28,200.00
Partners
Brookdale Senior        comm  112463104   1170    41200.00    SH  N/A    Sole  N/A   41,200.00
Living
Burlington Northern     comm  12189T104   9338    112190.00   SH  N/A    Sole  N/A   112,190.00
Santa Fe
Camden Property Trust   comm  133131102   201     4177.77     SH  N/A    Sole  N/A   4,177.77
SBI
CapitalSource Inc       comm  14055X102   11473   652222.05   SH  N/A    Sole  N/A   652,222.05
Chesapeake Energy       comm  165167107   5703    145483.09   SH  N/A    Sole  N/A   145,483.09
Corp.
ChevronTexaco Corp      comm  166764100   457     4894.00     SH  N/A    Sole  N/A   4,894.00
Cisco Systems Inc.      comm  17245R102   1556    57481.00    SH  N/A    Sole  N/A   57,481.00
ConocoPhillips          comm  20825C104   1005    11386.00    SH  N/A    Sole  N/A   11,386.00
Crown Castle Int'l      comm  228227104   4243    101985.00   SH  N/A    Sole  N/A   101,985.00
Corp
DCP Midstream Partners  comm  23311P100   657     14300.00    SH  N/A    Sole  N/A   14,300.00
DST Systems             comm  233326107   6066    73485.00    SH  N/A    Sole  N/A   73,485.00
DTS Inc                 comm  23335C101   6216    243088.00   SH  N/A    Sole  N/A   243,088.00
Emerson Electric Co     comm  291011104   334     5891.13     SH  N/A    Sole  N/A   5,891.13
Enterprise Prod         comm  293792107   733     23000.00    SH  N/A    Sole  N/A   23,000.00
Partners LP
Exterran Holdings Inc   comm  30225X103   9322    113960.00   SH  N/A    Sole  N/A   113,960.00
Exxon Mobil Corp        comm  30231G102   2022    21586.00    SH  N/A    Sole  N/A   21,586.00
Fiduciary Claymore MLP  comm  31647Q106   1440    68964.00    SH  N/A    Sole  N/A   68,964.00
OPPty
Gastar Exploration Ltd  comm  367299104   125     99700.00    SH  N/A    Sole  N/A   99,700.00
General Electric        comm  369604103   11281   304310.12   SH  N/A    Sole  N/A   304,310.12
Honeywell               comm  438516106   215     3500.00     SH  N/A    Sole  N/A   3,500.00
International Corp
International Business  comm  459200101   306     2832.00     SH  N/A    Sole  N/A   2,832.00
Machines
Johnson & Johnson       comm  478160104   1207    18089.00    SH  N/A    Sole  N/A   18,089.00
Common
Jp Morgan Chase         comm  46625H1005  424     9706.57     SH  N/A    Sole  N/A   9,706.57
Microsoft Inc           comm  594918104   7328    205834.00   SH  N/A    Sole  N/A   205,834.00
Morgan Stanley          comm  617446448   6892    129775.00   SH  N/A    Sole  N/A   129,775.00
Pepsico Inc             comm  713448108   586     7725.00     SH  N/A    Sole  N/A   7,725.00
Presstek Inc            comm  741113104   533     104119.00   SH  N/A    Sole  N/A   104,119.00
Procter & Gamble Co     comm  742718109   742     10101.00    SH  N/A    Sole  N/A   10,101.00
Safeguard Hlth Ent New  comm  786444208   546     140.00      SH  N/A    Sole  N/A   140.00
Schlumberger            comm  806857108   1417    14400.00    SH  N/A    Sole  N/A   14,400.00
Southern Union Co       comm  844030106   8038    273775.00   SH  N/A    Sole  N/A   273,775.00
Stryker Corp            comm  863667101   217     2900.00     SH  N/A    Sole  N/A   2,900.00
SunCor                  comm  8672291066  5549    51033.00    SH  N/A    Sole  N/A   51,033.00
Texas Industries        comm  882491103   2645    37725.00    SH  N/A    Sole  N/A   37,725.00
Trane Inc.              comm  892893108   7352    157395.00   SH  N/A    Sole  N/A   157,395.00
United Technologies     comm  913017109   300     3923.00     SH  N/A    Sole  N/A   3,923.00
Corp
Verisign                comm  92343 E102  3455    91860.00    SH  N/A    Sole  N/A   91,860.00
Weatherford             comm  G95089101   9252    134870.00   SH  N/A    Sole  N/A   134,870.00
International
Wells Fargo & Co. Inc.  comm  949746101   604     19996.00    SH  N/A    Sole  N/A   19,996.00
Cl A New
White Mountains         comm  GN618E107   7010    13637.00    SH  N/A    Sole  N/A   13,637.00
Insurance
William Partners LTD    comm  46950F104   1000    25500.00    SH  N/A    Sole  N/A   25,500.00
Williams Companies      comm  969457100   1306    36500.00    SH  N/A    Sole  N/A   36,500.00


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